REDEEMABLE EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE EQUITY
Schedule of redeemable equity financing

		As	Proceeds			Upon
		percent of	from	December 31,	August 1,	Completion	December 31,
		equity at	Issuance, net	2019	2020	of the 2020	2020
	Issuance	issuance	of issuance	Carrying	Carrying	Reorganization	Carrying
Series	Date	date	cost	Amount	Amount	Amount	Amount
			RMB	RMB	RMB	RMB	RMB
Series A+	March 2017	10.9%	75,750	93,773	93,773	(93,773)	—
Series B	November 2017	10.9%	104,611	124,645	124,645	(124,645)	—
Series B+	June 2018	6.0%	96,316	109,525	109,525	(109,525)	—
Series C-1	May 2019	7.8%	261,635	273,503	273,503	(273,503)	—
Series C-2	June 2019	7.0%	254,052	265,060	265,060	(265,060)	—
Series C-3	July 2019	5.8%	224,054	232,133	232,133	(232,133)	—
Total			1,016,418	1,098,639	1,098,639	(1,098,639)	—